Finance receivables (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Finance receivables (Details) [Line Items]
Allowances for expected credit losses (in Dollars)
Bottom of range [member]
Finance receivables (Details) [Line Items]
Percentage of finance receivables fixed rate earned fees	7.00%
Top of range [member]
Finance receivables (Details) [Line Items]
Percentage of finance receivables fixed rate earned fees	8.50%
Percentage of loans issued	55.00%